Provision for warranty (Schedule of Product Warranty Liability) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Movement in Standard Product Warranty Accrual [Roll Forward]
Beginning balance	€ 7,966	€ 43,921
Charged to cost of sales	11,779	8,491
Deconsolidation ASMPT	0	(34,290)
Deductions	(10,549)	(9,850)
Foreign currency translation effect	714	(306)
Ending balance	€ 9,910	€ 7,966
Minimum [Member]
Movement in Standard Product Warranty Accrual [Roll Forward]
Warranty period	1 year
Maximum [Member]
Movement in Standard Product Warranty Accrual [Roll Forward]
Warranty period	2 years